Description of Business, Basis of Presentation and Accounting Policies - Schedule of Film and Television Costs (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Film Costs:
In development	$ 12,560	$ 12,475	$ 6,584
In production	3,330	41,809	59,532
Completed but not released		25,555
Released	75,779	56,156	86,881
Total film costs	91,669	135,995	152,997
Television costs:
In development	1,865	1,514	726
In production	3,774	4,443	4,082
Total television costs	5,639	5,957	4,808
Total film and television costs	$ 97,308	$ 141,952	$ 157,805